Offerings - Offering: 1	Dec. 01, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, $0.0001 par value per share
Amount Registered | shares	680,422
Proposed Maximum Offering Price per Unit	3.0250
Maximum Aggregate Offering Price	$ 2,058,276.55
Fee Rate	0.01381%
Amount of Registration Fee	$ 284.25
Offering Note	Pursuant to Rule 416 under the Securities Act of 1933, as amended (the “Securities Act”), this registration statement shall also cover any additional shares of common stock, par value $0.0001 per share (“Common Stock”), of Actelis Networks, Inc that may be issued in connection with a stock dividend, stock split, recapitalization or similar transactions.

Estimated solely for the purpose of computing the amount of the registration fee pursuant to Rule 457 under the Securities Act, based on the average of the high and low prices of the Common Stock on the Nasdaq Capital market on November 28, 2025.

Consists of 680,422 shares of the Company’s Common Stock which consists of the following: (i) 640,530 shares of Common Stock issuable upon the exercise of warrants issued to Armistice Capital, LLC (“Armistice”) in connection with a warrant inducement transaction which closed on September 3, 2025 (the “Warrant Inducement”), (ii) 10,000 shares of Common Stock issuable upon the exercise of warrants issued to Armistice as consideration for its waiver of a provision in the inducement letter for the Warrant Inducement and (iii) 29,892 shares of Common Stock issuable upon the exercise of placement agent warrants issued in the Warrant Inducement.